Disposition of HC High Summit Limited (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disposition of HC High Summit Limited (Details) [Line Items]
Net loss	$ 3,000,000.0
Fair Value [Member]
Disposition of HC High Summit Limited (Details) [Line Items]
Fair Value [Member]	$ 1.00